1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details - Warranty rollforward) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Warranty roll forward
Balance at beginning of period	$ 25,000	$ 25,000
Provision for warranty claims	14,842	4,189
Warranty claims incurred	(14,842)	(4,189)
Balance at end of period	$ 25,000	$ 25,000